PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property, plant and equipment [abstract]
Balance as of January 1	$ 6,717	$ 6,879
Additions	979	1,122
Disposals	(48)	(18)
Depreciation	(780)	(837)
Impairment	(35)	(9)
Currency translation	1,498	103
Other	(2)	(4)
Balance as of June 30	$ 8,329	$ 7,236